TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 10:-     TAXES ON INCOME

a.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Investment law"):

Various industrial projects of Jacada have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's and Privileged Enterprise income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of Jacada. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

b.
Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

c.
Net operating losses carryforward:

As of December 31, 2011, the Company had an Israeli net operating loss carryforward of approximately $ 36,000 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2011, the U.S subsidiary had a U.S. net operating loss carryforward for income tax purposes of approximately $ 2,270. The net operating loss carryforward expires within 11 to 15 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2011, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 2,100 which can be carried forward and offset against taxable income with no expiration date.

d.
Theoretical tax:

In 2011, 2010 and 2009, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carried forward due to the uncertainty of the realization of such tax benefits.

e.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2010

Deferred tax assets:

Operating loss carryforward	$10,628	$6,481
Reserves and allowances	1,270	1,038

Total deferred tax asset before valuation allowance	11,898	7,519
Valuation allowance	(11,898)	(7,519)

Net deferred tax assets	$-	$-

The Company has provided a full valuation allowances in respect of deferred tax assets resulting from tax loss carryforward and temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

f.	Loss from continuing operations before taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic (Israel)	$(7,843)	$(11,403)	$(7,081)
Foreign	1,107	843	(611)

	$(6,736)	$(10,560)	$(7,692)

g.	Corporate tax rates in Israel: Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

h.	Income tax benefit (expense) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Tax benefit from continuing operations		-	227
Current income tax expenses	(62)	(49)	(134)

	$(62)	$(49)	$93

Domestic	$-	$-	$(132)
Foreign	(62)	(49)	225

	$(62)	$(49)	$93

Due to the presentation of discontinued operation, the Company recorded tax benefit related to current losses from continuing operation against tax expenses related to current profits from discontinued operation for the year 2009 in accordance with ASC 740.